FPA Crescent Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 3.2%
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
	NON-AGENCY — 0.1%
	Eleven Madison Mortgage Trust
$12,681,000	Series 2015-11MD, Class A, 3.673%, 9/10/2035(a),(b)	$12,603,050
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $11,445,533)	12,603,050
	CONVERTIBLE BONDS — 1.7%
	Delivery Hero AG
86,200,000	1.000%, 1/23/2027	97,040,576
1,600,000	1.500%, 1/15/2028	1,728,975
46,000,000	3.250%, 2/21/2030	53,307,401
	Wayfair, Inc.
41,668,000	0.625%, 10/1/2025	41,668,000
4,278,000	1.000%, 8/15/2026	4,192,440
	TOTAL CONVERTIBLE BONDS
	(Cost $176,453,046)	197,937,392
	CORPORATE BANK DEBT — 0.5%
	Cornerstone OnDemand, Inc.
2,493,482	8.013% (1-Month Term SOFR+375 basis points), 10/16/2028(b),(c),(d)	2,390,626
	Lealand Finance Company B.V. Senior Exit LC
24,134,423	3.500%, 6/30/2027(b),(c),(d),(e),(f),(g),(h)	(7,240,327)
	Lealand Reficar LC Term Loan
585,167	11.763% (3-Month Term SOFR+750 basis points), 6/30/2027(b),(c),(d),(e),(f),(g),(i)	514,947
	McDermott LC
28,994,726	8.572% (3-Month Term SOFR+426.16 basis points), 6/30/2027(b),(c),(d),(e),(f),(g)	23,195,781
	McDermott Technology Americas, Inc.
1,074,221	7.278% (1-Month Term SOFR+300 basis points), 6/30/2027(b),(c),(d),(e)	913,088
40,285,847	8.278% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(e),(g),(i)	31,825,819
	Vision Solutions, Inc.
2,493,091	8.570% (3-Month Term SOFR+400 basis points), 4/24/2028(b),(c),(d)	2,399,600
	TOTAL CORPORATE BANK DEBT
	(Cost $75,213,088)	53,999,534
	CORPORATE BONDS — 0.9%
	COMMUNICATIONS — 0.7%
	EchoStar Corp.
33,209,948	3.875%, 11/30/2030	81,696,472
	FINANCIALS — 0.2%
	Charles Schwab Corp.
18,976,000	4.000% (USD 5 Year Tsy+316.8 basis points)(b),(j)	18,755,337
2,588,000	5.000% (3-Month USD Libor+257.5 basis points)(b),(j)	2,539,475

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Vornado Realty LP
$8,623,000	2.150%, 6/1/2026	$8,469,942
		29,764,754
	TOTAL CORPORATE BONDS
	(Cost $56,815,346)	111,461,226
	TOTAL BONDS & DEBENTURES
	(Cost $319,927,013)	376,001,202

Number of Shares
	CLOSED-END FUNDS — 0.1%
4,756,180	Altegrity, Inc.(d),(g)	5,469,607
	TOTAL CLOSED-END FUNDS
	(Cost $0)	5,469,607
	COMMON STOCKS — 57.5%
	AEROSPACE & DEFENSE — 2.0%
207,795	Howmet Aerospace, Inc.	40,775,613
544,912	Safran S.A.	191,979,445
		232,755,058
	APPAREL & TEXTILE PRODUCTS — 0.9%
523,798	Cie Financiere Richemont S.A. - Class A	99,745,983
	ASSET MANAGEMENT — 1.1%
394,126	LPL Financial Holdings, Inc.	131,121,779
457,176	Pershing Square Tontine Holdings Ltd.(d),(g)	—
		131,121,779
	BANKING — 2.6%
2,378,217	Citigroup, Inc.	241,389,026
816,904	Wells Fargo & Co.	68,472,893
		309,861,919
	BEVERAGES — 4.3%
3,088,974	Heineken Holding N.V.	211,600,884
5,885,188	JDE Peet's N.V.	215,564,529
800,753	Pernod Ricard S.A.	78,533,582
		505,698,995
	CABLE & SATELLITE — 2.8%
393,387	Charter Communications, Inc. - Class A*	108,222,731
7,087,694	Comcast Corp. - Class A	222,695,345
		330,918,076
	CHEMICALS — 1.6%
2,997,690	International Flavors & Fragrances, Inc.	184,477,843

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMMERCIAL SUPPORT SERVICES — 1.0%
1,637,209	Eurofins Scientific S.E.	$118,744,743
	CONSTRUCTION MATERIALS — 1.6%
2,429,341	Amrize Ltd.*	117,149,103
826,751	Holcim AG*	69,932,687
		187,081,790
	E-COMMERCE DISCRETIONARY — 1.7%
908,995	Amazon.com, Inc.*	199,588,032
	ELECTRIC UTILITIES — 0.1%
720,710	PG&E Corp.	10,868,307
	ELECTRICAL EQUIPMENT — 2.6%
1,411,836	TE Connectivity Ltd.	309,940,357
	ENGINEERING & CONSTRUCTION — 1.1%
2,851,885	McDermott International, Ltd.*,(d),(e),(g)	42,778,275
694,573	Samsung C&T Corp.	91,385,322
		134,163,597
	ENTERTAINMENT CONTENT — 0.4%
33,130	Epic Games, Inc.(d),(g)	8,812,580
1,552,337	Nexon Co., Ltd.	34,083,499
		42,896,079
	FOOD — 0.3%
528,795	Orion Corp.	39,045,766
	HEALTH CARE FACILITIES & SVCS — 0.9%
580,243	ICON PLC*	101,542,525
	HOME CONSTRUCTION — 0.8%
1,831,725	Fortune Brands Innovations, Inc.	97,795,798
	INSTITUTIONAL FINANCIAL SVCS — 1.3%
2,277,248	Jefferies Financial Group, Inc.	148,977,564
	INSURANCE — 1.4%
477,746	Aon PLC - Class A	170,354,669
	INTERNET MEDIA & SERVICES — 10.7%
1,767,501	Alphabet, Inc. - Class A	429,679,493
895,500	Alphabet, Inc. - Class C	218,099,025
551,839	Delivery Hero S.E.*	15,814,029
460,036	Meta Platforms, Inc. - Class A	337,841,238
2,882,508	Prosus N.V.*	202,838,142
602,717	Uber Technologies, Inc.*	59,048,184
		1,263,320,111
	LEISURE FACILITIES & SERVICES — 1.4%
288,240	Marriott International, Inc. - Class A	75,069,225

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	LEISURE FACILITIES & SERVICES (Continued)
628,910	Vail Resorts, Inc.	$94,066,069
		169,135,294
	MACHINERY — 0.3%
793,020	Hoshizaki Corp.	29,793,550
	MEDICAL EQUIPMENT & DEVICES — 0.6%
243,903	Bio-Rad Laboratories, Inc.*	68,387,962
	METALS & MINING — 1.1%
26,947,501	Glencore PLC*	123,793,254
	OIL & GAS PRODUCERS — 0.8%
150,028	Gulfport Energy Corp.*	27,152,067
2,488,164	Kinder Morgan, Inc.	70,439,923
		97,591,990
	OTHER COMMON STOCK — 4.1%
—	Other Common Stock(k)	484,279,655
	REAL ESTATE OWNERS & DEVELOPERS — 0.2%
2,098,628	Swire Pacific Ltd. - Class A	17,785,212
	REIT — 1.0%
4,120,722	Douglas Emmett, Inc.	64,159,641
1,448,615	Vornado Realty Trust	58,712,366
		122,872,007
	RETAIL - CONSUMER STAPLES — 0.1%
886,100	Shiseido Co. Ltd.	15,141,324
	RETAIL - DISCRETIONARY — 1.7%
1,521,148	CarMax, Inc.*	68,253,911
582,483	Ferguson Enterprises, Inc.	130,814,032
		199,067,943
	SEMICONDUCTORS — 3.9%
1,335,541	Analog Devices, Inc.	328,142,424
75,615	Broadcom, Inc.	24,946,144
482,460	NXP Semiconductors N.V.	109,870,616
		462,959,184
	TECHNOLOGY HARDWARE — 1.7%
418,505	Dell Technologies, Inc. - Class C	59,331,454
1,660,761	NCR Atleos Corp.*	65,284,515
2,751,836	NCR Voyix Corp.*	34,535,542
509,580	Nintendo Co., Ltd.	44,123,284
		203,274,795
	TECHNOLOGY SERVICES — 0.6%
1,442,197	LG Corp.	74,008,898

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS — 0.3%
385,053	EchoStar Corp. - Class A*	$29,402,647
	TRANSPORTATION EQUIPMENT — 0.5%
281,311	Westinghouse Air Brake Technologies Corp.	56,394,416
	TOTAL COMMON STOCKS
	(Cost $3,795,950,002)	6,772,787,122
	LIMITED PARTNERSHIPS — 1.8%
150,000	Footpath Ventures SPV IV LP(d),(l)	14,065,426
2,073,734	FPS Holdco LLC(d),(e),(g)	147,990,625
107,799	FPS Shelby Holdco I LLC(d),(e),(g)	8,876,467
22,500,000	Jett Texas LLC(d),(l)	22,500,000
1,146,250	Sound Holding FP(d),(e),(g)	19,162,103
120,000	U.S. Farming Realty Trust II LP(d),(e),(g)	445,790
	TOTAL LIMITED PARTNERSHIPS
	(Cost $98,704,880)	213,040,411
	WARRANTS (SPAC) — 0.0%
414,327	Electriq Power Holdings, Inc., Expiration Date: January 25, 2028*,(g)	—
316,054	MariaDB PLC, Expiration Date: December 16, 2027*,(g)	—
77,074	Ross Acquisition Corp. II, Expiration Date: February 12, 2026*,(g)	—
	TOTAL WARRANTS (SPAC)
	(Cost $230,012)	—
	SHORT-TERM INVESTMENTS — 37.4%
	MONEY MARKET INVESTMENTS — 0.1%
11,218,901	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.92%(m)	11,218,901

Principal Amount
	COMMERCIAL PAPER — 23.3%
$70,000,000	Alphabet, Inc., 4.05%, 12/5/2025	69,488,125
45,000,000	Coca Cola Co., 4.12%, 10/17/2025	44,917,600
	Exxon Mobil Corp.
60,000,000	4.28%, 10/1/2025	60,000,000
55,000,000	4.27%, 10/3/2025	54,986,953
55,000,000	4.27%, 10/6/2025	54,967,382
100,000,000	4.15%, 10/20/2025	99,780,972
65,000,000	4.25%, 10/23/2025	64,831,180
85,000,000	4.14%, 10/27/2025	84,745,850
40,000,000	4.15%, 11/10/2025	39,815,556
101,000,000	3.95%, 12/8/2025	100,246,428
51,000,000	3.95%, 12/12/2025	50,597,100
92,000,000	3.94%, 12/15/2025	91,245,125
100,000,000	3.93%, 12/22/2025	99,104,833
70,000,000	3.89%, 12/23/2025	69,372,197

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
$69,000,000	3.89%, 12/29/2025	$68,336,431
138,999,999	Johnson & Johnson Co., 3.81%, 1/15/2026	137,440,652
	Kenvue, Inc.
75,000,000	4.10%, 10/21/2025	74,829,167
61,000,000	4.10%, 10/23/2025	60,847,161
	Nestle Capital
25,000,000	4.20%, 10/15/2025	24,959,167
100,000,000	4.21%, 10/17/2025	99,812,667
35,000,000	4.17%, 10/24/2025	34,906,754
80,000,000	4.10%, 11/7/2025	79,662,889
42,000,000	4.18%, 11/14/2025	41,785,427
76,000,000	3.90%, 11/19/2025	75,596,567
100,000,000	3.91%, 11/24/2025	99,413,500
60,000,000	3.91%, 11/26/2025	59,635,066
100,000,000	3.85%, 12/10/2025	99,251,389
44,000,000	3.85%, 12/17/2025	43,637,672
	Nestle Finance International Ltd.
45,000,000	4.31%, 10/2/2025	44,994,612
48,000,000	4.28%, 10/7/2025	47,965,760
22,600,000	4.15%, 11/12/2025	22,490,578
77,000,000	4.23%, 1/9/2026	76,095,250
	Pepsico, Inc.
50,000,000	3.90%, 12/3/2025	49,658,750
45,000,000	3.90%, 12/5/2025	44,683,125
100,000,000	4.05%, 12/18/2025	99,122,500
124,000,000	3.84%, 1/22/2026	122,505,387
	Roche Holdings, Inc.
41,000,000	4.21%, 10/10/2025	40,956,772
30,000,000	4.21%, 10/15/2025	29,950,883
80,000,000	4.29%, 10/22/2025	79,799,800
20,235,000	4.20%, 10/24/2025	20,180,703
	TotalEnergies Capital S.A.
24,250,000	4.17%, 10/15/2025	24,210,675
45,000,000	4.06%, 11/20/2025	44,746,250
10,000,000	4.00%, 2/9/2026	9,854,444
		2,741,429,299
	TREASURY BILLS — 14.0%
	U.S. Treasury Bill
108,000,000	4.27%, 10/7/2025(n)	107,924,280
65,000,000	4.08%, 10/9/2025(n)	64,938,939
131,000,000	4.28%, 10/14/2025(n)	130,800,844
111,000,000	4.29%, 10/16/2025(n)	110,804,478
31,000,000	4.30%, 10/21/2025(n)	30,927,159
81,000,000	4.20%, 10/28/2025(n)	80,749,017

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	TREASURY BILLS (Continued)
$73,000,000	4.19%, 10/30/2025(n)	$72,757,721
80,000,000	4.13%, 11/4/2025(n)	79,693,819
90,000,000	4.17%, 11/6/2025(n)	89,631,108
49,000,000	4.21%, 11/12/2025(n)	48,770,703
47,000,000	4.21%, 11/13/2025(n)	46,768,006
50,000,000	4.20%, 11/18/2025(n)	49,725,367
40,000,000	4.18%, 11/20/2025(n)	39,772,500
41,000,000	4.17%, 11/25/2025(n)	40,744,133
76,000,000	4.13%, 11/28/2025(n)	75,504,100
92,000,000	4.10%, 12/2/2025(n)	91,384,446
55,000,000	4.10%, 12/4/2025(n)	54,619,043
138,000,000	4.08%, 12/9/2025(n)	136,984,499
80,000,000	4.01%, 12/11/2025(n)	79,393,352
58,000,000	3.94%, 12/16/2025(n)	57,533,216
66,000,000	3.92%, 1/2/2026(n)	65,343,590
53,000,000	3.85%, 1/8/2026(n)	52,448,895
49,000,000	3.86%, 1/29/2026(n)	48,382,208
		1,655,601,423
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,408,162,598)	4,408,249,623

	TOTAL INVESTMENTS — 100.0%
	(Cost $8,622,974,505)	11,775,547,965

	Other Assets in Excess of Liabilities — 0.0%	1,337,251
	TOTAL NET ASSETS — 100.0%	$11,776,885,216

Number of Shares
	SECURITIES SOLD SHORT — (0.2)%
	EXCHANGE-TRADED FUNDS — (0.2)%
(103,285)	iShares S&P 500 Growth	(12,468,565)
(59,768)	SPDR Portfolio S&P 500 Growth	(6,246,354)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $16,510,287)	(18,714,919)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $16,510,287)	$(18,714,919)

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $12,603,050, which represents 0.11% of Total Net Assets.
(b)	Variable or floating rate security.
(c)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(d)	Restricted securities. These restricted securities, most of which are considered liquid by the Adviser, are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees. The total value of these securities is $324,100,407, which represents 2.75% of Total Net Assets.
(e)	Affiliated company.
(f)	As of September 30, 2025, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.
(g)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(h)	All or a portion of the loan is unfunded.
(i)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(j)	Perpetual security. Maturity date is not applicable.
(k)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.
(l)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(m)	The rate is the annualized seven-day yield at period end.
(n)	Treasury bill discount rate.

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Total Return Swaps

Receive	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
Cresco Labs, Inc.	CAONREPO + 1.800%	Annual	Nomura Securities International, Inc.	7/14/2026	CAD	2,112,689	$572,088	—	$572,088
Green Thumb Industries, Inc.	OBFR + 1.500%	Annual	Nomura Securities International, Inc.	7/14/2026	USD	14,693,715	1,876,656	—	1,876,656
Trulieve Cannabis Corp.	CAONREPO + 1.800%	Annual	Nomura Securities International, Inc.	7/14/2026	CAD	4,818,762	731,738	—	731,738
Verano Holdings Corp.	CAONREPO + 1.800%	Annual	Nomura Securities International, Inc.	7/14/2026	CAD	2,397,473	516,019	—	516,019
							$3,696,501	—	$3,696,501

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Altegrity, Inc.	9/1/2021	$-	$5,469,607	0.05%
Cornerstone OnDemand, Inc., 8.013% (1-Month Term SOFR+375 basis points), 10/16/2028	12/7/2022	2,428,361	2,390,626	0.02%
Epic Games, Inc.	6/25/2020	19,049,750	8,812,580	0.07%
Footpath Ventures SPV IV LP	9/24/2021	15,862,050	14,065,426	0.12%
FPS Holdco LLC	10/17/2018	49,268,895	147,990,625	1.26%
FPS Shelby Holdco I LLC	2/4/2020	11,073,935	8,876,467	0.08%
Jett Texas LLC	12/2/2024	22,500,000	22,500,000	0.19%
Lealand Finance Company B.V. Senior Exit LC, 3.500%, 6/30/2027	11/12/2019	(10,546,370)	(7,240,327)	-0.06%
Lealand Reficar LC Term Loan, 11.763% (3-Month Term SOFR+750 basis points), 6/30/2027	4/5/2024	585,167	514,947	0.00%
McDermott International, Ltd.	7/1/2020	56,700,448	42,778,275	0.36%
McDermott LC, 8.572% (3-Month Term SOFR+426.16 basis points), 6/30/2027	12/31/2020	28,994,756	23,195,781	0.20%
McDermott Technology Americas, Inc. 7.278% (1-Month Term SOFR+300 basis points), 6/30/2027	7/1/2020	1,074,192	913,088	0.01%
McDermott Technology Americas, Inc. 8.278% (1-Month Term SOFR+400 basis points), 12/31/2027	7/1/2020	50,436,702	31,825,819	0.27%
Pershing Square Tontine Holdings Ltd.	7/26/2022	-	-	0.00%
Sound Holding FP	10/7/2013	-	19,162,103	0.16%
U.S. Farming Realty Trust II LP	12/24/2012	-	445,790	0.00%
Vision Solutions, Inc., 8.570% (3-Month Term SOFR+400 basis points), 4/24/2028	12/7/2022	2,240,280	2,399,600	0.02%
		$249,668,166	$324,100,407	2.75%

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Affiliated Security	Shares Held as of December 31, 2024	Beginning Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment	Accretion of Discount (Amortization of Premium) and Return of Capital	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value September 30, 2025	Shares as of September 30, 2025	Income from Affiliated Investments
FPS Holdco LLC	2,073,734	$251,127,867	$-	$(33,076,210)	$33,076,210	$(83,400,511)	$(19,736,731)	$-	$147,990,625	2,073,734	$32,773,292
FPS Shelby Holdco I LLC	107,799	8,876,467	-	-	-	-	-	-	8,876,467	107,799	-
Lealand Finance Company B.V. Senior Exit LC, 3.500%, 6/30/2027	(26,423,878)	(11,890,745)	-	-	1,057,522	-	3,592,896	-	(7,240,327)	24,134,423	553,551
Lealand Reficar LC Term Loan, 11.763% (3-Month Term SOFR+750 basis points), 6/30/2027	529,985	344,490	55,182	-	-	-	115,275	-	514,947	585,167	38,042
McDermott International, Ltd.	356,485,315	17,824,266	-	-	-	-	24,954,009	-	42,778,275	2,851,885	-
McDermott LC, 8.572% (3-Month Term SOFR+426.16 basis points), 6/30/2027	31,488,546	17,318,701	-	(2,493,805)	(18)	-	8,370,903	-	23,195,781	28,994,726	1,939,317
McDermott Technology Americas, Inc., 7.278% (1-Month Term SOFR+300 basis points), 6/30/2027	1,074,221	531,739	-	-	-	-	381,349	-	913,088	1,074,221	60,634
McDermott Technology Americas, Inc., 8.278% (1-Month Term SOFR+400 basis points), 12/31/2027	39,380,822	13,783,288	905,024	-	-	-	17,137,507	-	31,825,819	40,285,847	2,547,306
Sound Holding FP	1,146,250	21,949,607	-	(25,171,650)	25,171,650	-	(2,787,504)	-	19,162,103	1,146,250	-
U.S. Farming Realty Trust II LP	120,000	446,134	-	-	-	-	(344)	-	445,790	120,000	-
Total		$320,311,814	$960,206	$(60,741,665)	$59,305,364	$(83,400,511)	$32,027,360	$-	$268,462,568		$37,912,142